Rule 497 (e)
                                                             File No. 333-171759



                                    ALPHADEX
                                 FAMILY OF ETFs

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FUND NAME                                              TICKER SYMBOL   EXCHANGE

ALPHADEX(R) FUND II

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund          FPA        NYSE Arca
First Trust Europe AlphaDEX(R) Fund                         FEP        NYSE Arca
First Trust Latin America AlphaDEX(R) Fund                  FLN        NYSE Arca
First Trust Brazil AlphaDEX(R) Fund                         FBZ        NYSE Arca
First Trust China AlphaDEX(R) Fund                          FCA        NYSE Arca
First Trust Japan AlphaDEX(R) Fund                          FJP        NYSE Arca
First Trust South Korea AlphaDEX(R) Fund                    FKO        NYSE Arca
First Trust Developed Markets Ex-US AlphaDEX(R) Fund        FDT        NYSE Arca
First Trust Emerging Markets AlphaDEX(R) Fund               FEM        NYSE Arca

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is a registered management investment company that includes First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund and First Trust Emerging Markets AlphaDEX(R) Fund (each, a "Fund" and collectively, the "Funds"), each a separate exchange-traded index fund. First Trust Advisors L.P. ("First Trust") is the investment advisor to each Fund.

The shares of each Fund ("Shares) are listed and principally trades its shares (the "Shares") on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange"), an affiliate of NYSE Euronext. Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike mutual funds, each Fund issues and redeems Shares at its NAV, only in large specified blocks each consisting of 50,000 Shares (each such block of Shares, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed for cash or in-kind for securities in which the Fund invests.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.



                                April 30, 2012,
                             as amended May 2, 2012
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                               TABLE OF CONTENTS
Summary Information
       First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund....................  1
       First Trust Europe AlphaDEX(R) Fund...................................  5
       First Trust Latin America AlphaDEX(R) Fund............................  8
       First Trust Brazil AlphaDEX(R) Fund................................... 11
       First Trust China AlphaDEX(R) Fund.................................... 14
       First Trust Japan AlphaDEX(R) Fund.................................... 17
       First Trust South Korea AlphaDEX(R) Fund.............................. 20
       First Trust Developed Markets Ex-US AlphaDEX(R) Fund.................. 23
       First Trust Emerging Markets AlphaDEX(R) Fund......................... 26
Investment Strategies........................................................ 29
Additional Risks of Investing in the Funds................................... 29
Fund Organization............................................................ 31
Management of the Funds...................................................... 31
How to Buy and Sell Shares................................................... 32
Dividends, Distributions and Taxes........................................... 33
Federal Tax Matters.......................................................... 34
Distribution Plan............................................................ 36
Net Asset Value.............................................................. 36
Fund Service Providers....................................................... 37
Index Provider............................................................... 37
Disclaimers.................................................................. 37
Index Information............................................................ 38
Premium/Discount Information................................................. 47
Total Return Information..................................................... 49
Financial Highlights......................................................... 52
Other Information............................................................ 57

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                              SUMMARY INFORMATION
               FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
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INVESTMENT OBJECTIVE
The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
        Total Annual Fund Operating Expenses                               0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Asia Pacific Ex-Japan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the

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           FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND -- FPA
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AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the Asia Pacific region excluding Japan. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 98 securities from five countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CASH TRANSACTIONS RISK. Unlike most exchange-traded funds, the Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes,

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           FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND -- FPA
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capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

The Fund invests in real estate companies that may be adversely impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

ASIA PACIFIC RISK. The Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

HONG KONG AND SOUTH KOREA RISK. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

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           FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND -- FPA
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PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                      FIRST TRUST EUROPE ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Europe BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to

--------------------------------------------------------------------------------
                   FIRST TRUST EUROPE ALPHADEX(R) FUND -- FEP
--------------------------------------------------------------------------------

measure stock market performance in Europe. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 197 securities from 17 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September
30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

EUROPE RISK. The Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis and the related austerity measures in certain countries have had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

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                   FIRST TRUST EUROPE ALPHADEX(R) FUND -- FEP
--------------------------------------------------------------------------------

MANAGEMENT

     INVESTMENT ADVISOR
     First Trust Advisors L.P. ("First Trust")

     PORTFOLIO MANAGERS
     The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed in cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                   FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Latin America BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R)

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               FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND -- FLN
--------------------------------------------------------------------------------

selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Latin America. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 50 securities from four countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CASH TRANSACTIONS RISK. Unlike most exchange-traded funds, the Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

LATIN AMERICA RISK. The Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund Shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from

--------------------------------------------------------------------------------
               FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND -- FLN
--------------------------------------------------------------------------------

the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies.

BRAZIL RISK. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                      FIRST TRUST BRAZIL ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Brazil BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND -- FBZ
--------------------------------------------------------------------------------

methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Brazil. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CASH TRANSACTIONS RISK. Unlike most exchange-traded funds, the Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

BRAZIL RISK. The Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND -- FBZ
--------------------------------------------------------------------------------

prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                       FIRST TRUST CHINA ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                          ------
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P China BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection

--------------------------------------------------------------------------------
                   FIRST TRUST CHINA ALPHADEX(R) FUND -- FCA
--------------------------------------------------------------------------------

methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in China. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 49 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

CHINA RISK. The Fund may invest in H shares, certain depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial

--------------------------------------------------------------------------------
                   FIRST TRUST CHINA ALPHADEX(R) FUND -- FCA
--------------------------------------------------------------------------------

effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                       FIRST TRUST JAPAN ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Japan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection

--------------------------------------------------------------------------------
                   FIRST TRUST JAPAN ALPHADEX(R) FUND -- FJP
--------------------------------------------------------------------------------

methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Japan. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 100 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

JAPAN RISK. The Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

--------------------------------------------------------------------------------
                   FIRST TRUST JAPAN ALPHADEX(R) FUND -- FJP
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P

--------------------------------------------------------------------------------
                FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND -- FKO
--------------------------------------------------------------------------------

South Korea BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in South Korea. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CASH TRANSACTIONS RISK. Unlike most exchange-traded funds, the Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

SOUTH KOREA RISK. The Fund invests in the stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also

--------------------------------------------------------------------------------
                FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND -- FKO
--------------------------------------------------------------------------------

dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

ANNUAL TOTAL RETURN
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
              FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P

--------------------------------------------------------------------------------
          FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND -- FDT
--------------------------------------------------------------------------------

Developed Markets Ex-US BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in developed markets excluding the United States. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 295 securities from 23 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

JAPAN RISK. The Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

--------------------------------------------------------------------------------
          FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND -- FDT
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                 FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

   SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None

   ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

   Management Fees                                                         0.80%
   Distribution and Service (12b-1) Fees (1)                               0.00%
   Other Expenses                                                          0.00%
                                                                           -----
   Total Annual Fund Operating Expenses                                    0.80%


   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until April 30, 2013 and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $82               $301             $547            $1,252

-------------------

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2013.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 18, 2011 (inception) through December 31, 2011, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or the "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND -- FEM
--------------------------------------------------------------------------------

Emerging Markets BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in emerging markets. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2012, the Index was comprised of 148 securities from 17 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in the Index; however, there may also be instances in which the Fund may be overweighted in certain stocks in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CHINA RISK. The Fund may invest in H shares, certain depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND -- FEM
--------------------------------------------------------------------------------

low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

BRAZIL RISK. The Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

      o Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust;

      o     Jon C. Erickson, Senior Vice President of First Trust;

      o     David G. McGarel, Senior Vice President of First Trust;

      o     Roger F. Testin, Senior Vice President of First Trust; and

      o     Stan Ueland, Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                             INVESTMENT STRATEGIES

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" the provider of each Fund's Index is referred to herein as the "Index Provider"). Each Fund will normally invest at least 90% of its net assets in stocks that comprise its Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, each Fund's investment objective and the 90% investment strategy require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve each Fund's investment objective, the Fund generally will invest in all of the securities comprising its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in its Index. There may also be instances in which First Trust may choose to overweight certain stocks in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell stocks that are represented in its Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.

SECURITIES LENDING

Each Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

NON-U.S. SECURITIES RISK. In addition to the risks described above in "Principal Risks--Non-U.S. Securities and Emerging Markets Risk," and "Principal Risks--Non-U.S. Securities Risk," an investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

EMERGING MARKETS RISK. In addition to the risks described above in "Principal Risks--Non-U.S. Securities and Emerging Markets Risk," an investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

CURRENCY RISK. In addition to the risks described above in "Principal Risks--Currency Risk," an investment in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the Funds' net asset values, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Funds to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Funds' non-U.S. holdings whose value is tied to the affected non-U.S. currency.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

RISK OF CASH TRANSACTIONS. In addition to the risks described above in "Principal Risks--Cash Transactions Risk," an investment in certain Funds involves further risk due to cash transactions. Unlike most exchange-traded funds, certain of the Funds may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because certain of the Funds may effect a portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by such a Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's Shares than for more conventional exchange-traded funds.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

PASSIVE INVESTMENT RISK. No Fund is actively managed. A Fund may be affected by a general decline in certain market segments relating to its Index. A Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use its Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

SECURITIES LENDING RISK. Each Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

TRADING ISSUES
Although Shares of each Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on NYSE Arca.

FLUCTUATION OF NET ASSET VALUE
The NAV of Shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

                               FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.

                            MANAGEMENT OF THE FUNDS

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of the Advisor. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to 14 mutual fund portfolios, 4 exchange-traded funds consisting of 69 series and 12 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by FTP. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

Pursuant to the Investment Management Agreement, First Trust will manage the investment of a Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual management fee as set forth in the table below.

                                                                    ANNUAL
                                                                MANAGEMENT FEE
                                                                 (% OF AVERAGE
        FUND                                                   DAILY NET ASSETS)
        First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund           0.80%
        First Trust Europe AlphaDEX(R) Fund                          0.80%
        First Trust Latin America AlphaDEX(R) Fund                   0.80%
        First Trust Brazil AlphaDEX(R) Fund                          0.80%
        First Trust China AlphaDEX(R) Fund                           0.80%
        First Trust Japan AlphaDEX(R) Fund                           0.80%
        First Trust South Korea AlphaDEX(R) Fund                     0.80%
        First Trust Developed Markets Ex-US AlphaDEX(R) Fund         0.80%
        First Trust Emerging Markets AlphaDEX(R) Fund                0.80%

A discussion regarding the Board's approval of the Investment Management Agreement is available in the Funds' Semi-Annual Report to Shareholders for the period ended June 30, 2011.

                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying Shares on NYSE Arca. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading prices of Shares of a Fund on NYSE Arca may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the Shares of a Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout such Fund's trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the NAV per Share of a Fund because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of a Fund's Shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern
Time) that may differ from those used to calculate the NAV per Share of such Fund and consequently may result in differences between the NAV and the IOPV. A Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of Shares of such Fund and such Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror such Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on NYSE Arca at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by each respective Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Under the "Health Care and Education Reconciliation Act of 2010," income from the Trust may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 0% for certain taxpayers in the 10% and 15% tax brackets). These capital gain rates are generally effective for taxable years beginning before January 1, 2013. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years, and the 10% rate is reduced to 8% for net capital gains from most property (regardless of when acquired) with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases, you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

NON-U.S. TAX CREDIT

Because the Funds will invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2012, distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that a Fund makes certain elections and certain other conditions are met. Distributions in respect of shares after December 31, 2013 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Disposition of shares by such persons may be subject to such withholding after December 31, 2014.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If the Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2013. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) National Market ("NASDAQ(R)") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund that may differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market quotations or official closing prices on the applicable exchange. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell the Shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase or sell Shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's Index may adversely affect such Fund's ability to track its Index.

                             FUND SERVICE PROVIDERS

Brown Brothers Harriman & Co. is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds. First Trust serves as the fund reporting agent for the Funds.

                                 INDEX PROVIDER

Each equity index in the Defined Index Series that each Fund seeks to track is compiled by S&P. S&P is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each equity index in the Defined Index Series pursuant to sublicensing arrangements by and among the Trust on behalf of each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P. S&P, or its agent, also serves as the index calculation agent for each equity index in the Defined Index Series. The index calculation agent will calculate and disseminate the values of such Indices at least once every 15 seconds.

                                  DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with S&P's creation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies. S&P freely exercises discretion in using the AlphaDEX(R) methodology to select individual stocks for each Index.

The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to FTP is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to FTP or the AlphaDEX(R) Funds. S&P is not responsible for and has not reviewed the AlphaDEX(R) Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, INVESTORS, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                               INDEX INFORMATION

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Asia Pacific Ex-Japan BMI Index, which, as of March 31, 2012, was comprised of 1,391 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1. Start with all stocks in the S&P Asia Pacific Ex-Japan BMI Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

            v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.


            vi. Should the steps above result in an eligible universe of fewer than 134 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 134 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 100 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

      7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

As of March 31, 2012, the countries represented in the Index included Australia (41.83%), Hong Kong (17.96%), New Zealand (0.90%), Singapore (9.65%) and South Korea (29.66%).

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EUROPE ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Europe BMI Index, which, as of March 31, 2012, was comprised of 1,727 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1.    Start with all stocks in the S&P Europe BMI Index.
            Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).


            v. Should the steps above result in an eligible universe of fewer than 267 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 267 stocks.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 200 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

      7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

As of March 31, 2012, the countries represented in the Index included Austria (0.60%), Belgium (1.73%), Denmark (1.81%), Finland (1.66%), France (13.76%),
Germany (12.72%), Greece (0.26%), Ireland (0.70%), Italy (4.18%), Luxembourg (0.44%), Netherlands (3.96%), Norway (1.82%), Portugal (0.39%), Spain (4.23%),
Sweden (5.10%), Switzerland (15.50%) and United Kingdom (34.02%).

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Latin America BMI Index, which, as of March 31, 2012, was comprised of 362 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1. Start with all stocks in the S&P Latin America BMI Index Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).


            v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

      7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

As of March 31, 2012, the countries represented in the Index included Brazil (61.00%), Chile (9.77%), Colombia (5.24%), Mexico (20.49%) and Peru (3.43%).

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST BRAZIL ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Brazil BMI Index, which, as of March 31, 2012, was comprised of 199 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1.    Start with all stocks in the S&P Brazil BMI Index
            Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).


            v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

      7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST CHINA ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P China BMI Index, which, as of March 31, 2012, was comprised of 600 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1.    Start with all stocks in the S&P China BMI Index.
            Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).


            v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

      7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST JAPAN ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Japan BMI Index, which, as of March 31, 2012, was comprised of 1,317 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1.    Start with all stocks in the S&P Japan BMI Index.
            Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).


            v. Should the steps above result in an eligible universe of fewer than 134 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 134 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 100 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

      7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P South Korea BMI Index, which, as of March 31, 2012, was comprised of 491 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1. Start with all stocks in the S&P South Korea BMI Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

            v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.


            vi. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

      7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Developed Ex-US BMI Index, which, as of March 31, 2012, was comprised of 5,052 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1. Start with all stocks in the S&P Developed Ex-US BMI Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

            v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.


            vi. Should the steps above result in an eligible universe of fewer than 400 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 400 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 300 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

      7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

As of March 31, 2012, the countries represented in the Index included Australia (7.18%), Austria (0.32%), Belgium (0.92%), Canada (10.34%), Denmark (0.96%),
Finland (0.89%), France (7.33%), Germany (6.77%), Greece (0.14%), Hong Kong (3.08%), Ireland (0.37%), Israel (0.64%), Italy (2.23%), Japan (18.60%),
Luxembourg (0.26%), Netherlands (2.11%), New Zealand (0.15%), Norway (0.97%), Portugal (0.21%), Singapore (1.66%), South Korea (5.09%), Spain (2.26%), Sweden (2.72%), Switzerland (6.69%) and United Kingdom (18.12%).

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

INDEX CONSTRUCTION

The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Emerging Markets BMI Index, which, as of March 31, 2012, was comprised of 2,801 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by S&P.

      1. Start with all stocks in the S&P Emerging Markets BMI Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

            iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).


            v. Should the steps above result in an eligible universe of fewer than 200 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 200 stocks.


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock receives the best style rank from step 2 as its selection score.

      4. The top 150 stocks based on the selection score determined in step 3 comprise the "selected stocks". The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

      5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

      6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

      7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

As of March 31, 2012, the countries represented in the Index included Brazil (15.96%), Chile (2.55%), China (19.20%), Colombia (1.37%), Czech Republic
(0.35%), Egypt (0.44%), Hungary (0.33%), India (8.61%), Indonesia (3.44%),
Malaysia (3.51%), Mexico (5.35%), Morocco (0.34%), Peru (0.90%), Philippines (1.22%), Poland (1.57%), Russia (7.76%), South Africa (8.09%), Taiwan (14.53%),
Thailand (2.60%) and Turkey (1.88%).

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

THE DEFINED INDEX SERIES

The Defined Index Series were created by S&P. The Funds will make changes to their portfolios shortly after changes to the Defined Index Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the Defined Index Series through the Funds' website at www.ftportfolios.com.

In the event that S&P no longer calculates any Defined Index Series, the Defined Index Series license is terminated or the identity or character of any equity index of the Defined Index Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' Shares are delisted.

                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the applicable Exchange and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares because Shares are bought and sold at current market price. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' Shares have traded is available on the Funds' website at www.ftportfolios.com.

                                     First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      69                      43                       9                      1
3 Months Ended 3/31/2012                    26                      20                       4                      1


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      43                       7                       5                      1
3 Months Ended 3/31/2012                     9                       2                       0                      0



                                             First Trust Europe AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      69                      60                      21                      3
3 Months Ended 3/31/2012                    31                      12                       8                      0


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      19                       6                       0                      0
3 Months Ended 3/31/2012                    11                       0                       0                      0



                                         First Trust Latin America AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      31                      80                      42                      3
3 Months Ended 3/31/2012                    29                      20                       0                      1


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      17                       5                       0                      0
3 Months Ended 3/31/2012                    12                       0                       0                      0




                                       47

                                             First Trust Brazil AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      16                      27                      52                     64
3 Months Ended 3/31/2012                    10                       0                       1                      0


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      14                       4                       1                      0
3 Months Ended 3/31/2012                    47                       4                       0                      0



                                             First Trust China AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      32                      35                      36                     16
3 Months Ended 3/31/2012                    21                       8                       2                      1


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      31                      20                       7                      1
3 Months Ended 3/31/2012                    20                      10                       0                      0



                                             First Trust Japan AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      79                      52                       5                      3
3 Months Ended 3/31/2012                    31                       8                       4                      0


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      33                       5                       1                      0
3 Months Ended 3/31/2012                    15                       3                       1                      0



                                       48


                                          First Trust South Korea AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      13                       5                       0                      1
3 Months Ended 3/31/2012                     7                      15                       2                      1


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      31                      37                      56                     35
3 Months Ended 3/31/2012                    15                      13                       9                      0



                                    First Trust Developed Markets Ex-US AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      48                      26                       9                      1
3 Months Ended 3/31/2012                    13                      31                      12                      0


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      52                      39                       3                      0
3 Months Ended 3/31/2012                     3                       3                       0                      0



                                        First Trust Emerging Markets AlphaDEX(R) Fund
                                                 Bid/Ask Midpoint vs. NAV

                                       Number of Days Bid/Ask Midpoint At/Above NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      31                      60                      57                      5
3 Months Ended 3/31/2012                    15                      27                      12                      1


                                         Number of Days Bid/Ask Midpoint Below NAV
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
For the Period 4/19/2011 - 12/31/2011*      12                      12                       1                      0
3 Months Ended 3/31/2012                     6                       1                       0                      0

*   Trading commenced on April 19, 2011.


                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based and each Fund's benchmark index. The information presented for each Fund is for the period indicated.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV per Share of a Fund is the value of one Share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding Shares. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

               FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -21.78%
Market Price                                                    -21.28%
INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index                             -21.24%
S&P Asia Pacific Ex-Japan BMI Index                             -17.84%
MSCI Pacific Ex-Japan Index                                     -16.86%



                      FIRST TRUST EUROPE ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -24.53%
Market Price                                                    -23.53%
INDEX PERFORMANCE
Defined Europe Index                                            -23.46%
S&P Europe BMI Index                                            -16.80%
MSCI Europe Index                                               -15.82%



                   FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -16.41%
Market Price                                                    -15.91%
INDEX PERFORMANCE
Defined Latin America Index                                     -14.87%
S&P Latin America BMI Index                                     -18.15%
MSCI EM Latin America Index                                     -17.64%



                      FIRST TRUST BRAZIL ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -21.43%
Market Price                                                    -21.06%
INDEX PERFORMANCE
Defined Brazil Index                                            -20.54%
S&P Brazil BMI Index                                            -20.71%
MSCI Brazil Index                                               -21.13%

                       FIRST TRUST CHINA ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -33.08%
Market Price                                                    -33.30%
INDEX PERFORMANCE
Defined China Index                                             -33.29%
S&P China BMI Index                                             -24.98%
MSCI China Index                                                -22.54%



                       FIRST TRUST JAPAN ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                              -4.66%
Market Price                                                     -4.46%
INDEX PERFORMANCE
Defined Japan Index                                              -5.48%
S&P Japan BMI Index                                              -6.05%
MSCI Japan Index                                                 -7.22%



                    FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -22.71%
Market Price                                                    -22.84%
INDEX PERFORMANCE
Defined South Korea Index                                       -22.00%
S&P South Korea BMI Index                                       -17.38%
MSCI South Korea Index                                          -19.36%



              FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -20.92%
Market Price                                                    -19.59%

INDEX PERFORMANCE
Defined Developed Markets Ex-US Index                           -20.30%
S&P Developed Markets Ex-US BMI Index                           -15.24%
MSCI World Ex-US Index                                          -14.55%

                 FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

                                                        Cumulative Total Returns
                                                          Inception (4/18/11)
                                                              to 12/31/11
FUND PERFORMANCE
NAV                                                             -23.22%
Market Price                                                    -22.19%
INDEX PERFORMANCE
Defined Emerging Markets Index                                  -22.71%
S&P Emerging Markets BMI Index                                  -21.05%
MSCI Emerging Markets Index                                     -19.58%




                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, is included in the Annual Report to Shareholders dated December 31, 2011 and is incorporated by reference in the Funds' SAI, which is available upon request.



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    29.83
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.30
Net realized and unrealized gain (loss)                 (6.76)
                                                   ----------
Total from investment operations                        (6.46)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.36)
Return of capital                                       (0.13)
                                                   ----------
Total from distributions                                (0.49)
                                                   ----------
Net asset value, end of period                     $    22.88
                                                   ==========

TOTAL RETURN (b)                                       (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    2,288
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                    1.60% (c)
Portfolio turnover rate (d)                                49%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROPE ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    29.10
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.51
Net realized and unrealized gain (loss)                 (7.52)
                                                   ----------
Total from investment operations                        (7.01)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.49)
                                                   ----------
Net asset value, end of period                     $    21.60
                                                   ==========

TOTAL RETURN (b)                                       (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    5,399
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            2.81% (c)
Portfolio turnover rate (d)                                27%


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    29.70
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.76
Net realized and unrealized gain (loss)                 (5.63)
                                                   ----------
Total from investment operations                        (4.87)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.59)
                                                   ----------
Net asset value, end of period                     $    24.24
                                                   ==========

TOTAL RETURN (b)                                       (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    2,424
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            3.97% (c)
Portfolio turnover rate (d)                                54%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BRAZIL ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    29.69
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.43
Net realized and unrealized gain (loss)                 (6.79)
                                                   ----------
Total from investment operations                        (6.36)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.29)
                                                   ----------
Net asset value, end of period                     $    23.04
                                                   ==========

TOTAL RETURN (b)                                       (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    6,912
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            2.71% (c)
Portfolio turnover rate (d)                                46%


FIRST TRUST CHINA ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    29.90
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.45
Net realized and unrealized gain (loss)                (10.23)
                                                   ----------
Total from investment operations                        (9.78)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.45)
                                                   ----------
Net asset value, end of period                     $    19.67
                                                   ==========

TOTAL RETURN (b)                                       (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    2,950
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            2.56% (c)
Portfolio turnover rate (d)                                60%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    39.90
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.17
Net realized and unrealized gain (loss)                 (2.03)
                                                   ----------
Total from investment operations                        (1.86)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.23)
Return of capital                                       (0.00) (e)
                                                   ----------
Total from distributions                                (0.23)
                                                   ----------
Net asset value, end of period                     $    37.81
                                                   ==========

TOTAL RETURN (b)                                        (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    3,781
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            0.61% (c)
Portfolio turnover rate (d)                                43%


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    30.11
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            (0.10)
Net realized and unrealized gain (loss)                 (6.74)
                                                   ----------
Total from investment operations                        (6.84)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.13)
Return of capital                                       (0.44)
                                                   ----------
Total from distributions                                (0.57)
                                                   ----------
Net asset value, end of period                     $    22.70
                                                   ==========

TOTAL RETURN (b)                                       (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $    1,135
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                           (0.32)% (c)
Portfolio turnover rate (d)                               123%



(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    49.13
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.50
Net realized and unrealized gain (loss)                (10.69)
                                                   ----------
Total from investment operations                       (10.19)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.42)
Return of capital                                       (0.15)
                                                   ----------
Total from distributions                                (0.57)
                                                   ----------
Net asset value, end of period                     $    38.37
                                                   ==========

TOTAL RETURN (b)                                       (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $   17,345
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            1.31% (c)
Portfolio turnover rate (d)                                67%


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

                                                FOR THE PERIOD
                                              APRIL 18, 2011 (a)
                                                    THROUGH
                                               DECEMBER 31, 2011
                                              -------------------
Net asset value, beginning of period               $    29.05
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.25
Net realized and unrealized gain (loss)                 (6.98)
                                                   ----------
Total from investment operations                        (6.73)
                                                   ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.21)
                                                   ----------
Net asset value, end of period                     $    22.11
                                                   ==========

TOTAL RETURN (b)                                       (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $   23,216
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to average
   net assets                                            3.09% (c)
Portfolio turnover rate (d)                                56%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                               OTHER INFORMATION

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(c) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the Prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

================================================================================
                                  FIRST TRUST
--------------------------------------------------------------------------------

                              ALPHADEX(R) II FUNDS

               First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund
                      First Trust Europe AlphaDEX(R) Fund
                   First Trust Latin America AlphaDEX(R) Fund
                      First Trust Brazil AlphaDEX(R) Fund
                       First Trust China AlphaDEX(R) Fund
                       First Trust Japan AlphaDEX(R) Fund
                    First Trust South Korea AlphaDEX(R) Fund
              First Trust Developed Markets Ex-US AlphaDEX(R) Fund
                 First Trust Emerging Markets AlphaDEX(R) Fund




FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.





First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                            SEC File #: 333-171759
www.ftportfolios.com                                                   811-22519